SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Revenue by major customer
Charterhire from charterers that accounted for over 10% of our total time and voyage charter revenues are as follows:

(in thousands of $)	Fiscal Year 2023		Fiscal Year 2022(1)		Fiscal Year 2021
International energy major	106,469	31%	14,816	7%	—	—%
International oil and gas producer	43,800	13%	7,735	4%	—	—%
Japanese commodities company	38,861	11%	—	—%	—	—%
Japanese trading house	33,885	10%	17,350	8%	17,807	11%
Singaporean trading house	30,505	9%	38,206	17%	40,715	25%
Dutch trading house	23,199	7%	27,670	13%	21,577	13%
European utility company	9,845	3%	32,057	15%	—	—%
Asian trading house	6,777	2%	30,694	14%	7,708	5%
International LNG trader	—	—%	20,444	9%	19,896	12%
European Trading house	—	—%	11,189	5%	35,109	22%

(1) Includes time and voyage charter revenues from the Predecessor and Successor Periods on an aggregated basis for the year ended December 31, 2022.